Exhibit 99.1

World Omni Auto Receivables Trust 2024-B

Monthly Servicer Certificate

August 31, 2024

Dates Covered
Collections Period	08/01/24 - 08/31/24
Interest Accrual Period	08/15/24 - 09/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/24	1,084,306,266.61	43,723
Yield Supplement Overcollateralization Amount 07/31/24	85,839,728.02	0
Receivables Balance 07/31/24	1,170,145,994.63	43,723
Principal Payments	40,498,941.04	1,420
Defaulted Receivables	1,508,699.74	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/24	81,739,899.20	0
Pool Balance at 08/31/24	1,046,398,454.65	42,262

Pool Statistics	$ Amount	# of Accounts
Pool Factor	84.50%
Prepayment ABS Speed	1.84%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	10,219,685.82	355
Past Due 61-90 days	2,854,220.31	99
Past Due 91-120 days	1,026,077.08	32
Past Due 121+ days	0.00	0
Total	14,099,983.21	486

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.25%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	835,846.33
Aggregate Net Losses/(Gains) - August 2024	672,853.41
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.69%
Prior Net Losses/(Gains) Ratio	0.33%
Second Prior Net Losses/(Gains) Ratio	0.04%
Third Prior Net Losses/(Gains) Ratio	0.01%
Four Month Average	0.27%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.08%

Overcollateralization Target Amount	9,417,586.09
Actual Overcollateralization	9,417,586.09
Weighted Average Contract Rate	7.37%
Weighted Average Contract Rate, Yield Adjusted	10.93%
Weighted Average Remaining Term	58.83

Flow of Funds	$ Amount
Collections	48,571,076.53
Investment Earnings on Cash Accounts	28,327.39
Servicing Fee	(975,121.66)
Transfer to Collection Account	-
Available Funds	47,624,282.26

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,716,633.56
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	9,649,055.56
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,500,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,417,586.09
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	5,090,794.55

Total Distributions of Available Funds	47,624,282.26

Servicing Fee	975,121.66
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 08/15/24	1,074,547,510.21
Principal Paid	37,566,641.65
Note Balance @ 09/16/24	1,036,980,868.56

Class A-1
Note Balance @ 08/15/24	72,247,510.21
Principal Paid	37,566,641.65
Note Balance @ 09/16/24	34,680,868.56
Note Factor @ 09/16/24	15.0786385%

Class A-2a
Note Balance @ 08/15/24	200,000,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	200,000,000.00
Note Factor @ 09/16/24	100.0000000%

Class A-2b
Note Balance @ 08/15/24	228,500,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	228,500,000.00
Note Factor @ 09/16/24	100.0000000%

Class A-3
Note Balance @ 08/15/24	428,500,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	428,500,000.00
Note Factor @ 09/16/24	100.0000000%

Class A-4
Note Balance @ 08/15/24	89,800,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	89,800,000.00
Note Factor @ 09/16/24	100.0000000%

Class B
Note Balance @ 08/15/24	37,000,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	37,000,000.00
Note Factor @ 09/16/24	100.0000000%

Class C
Note Balance @ 08/15/24	18,500,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	18,500,000.00
Note Factor @ 09/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,966,846.06
Total Principal Paid	37,566,641.65
Total Paid	42,533,487.71

Class A-1
Coupon	5.53400%
Interest Paid	355,393.53
Principal Paid	37,566,641.65
Total Paid to A-1 Holders	37,922,035.18

Class A-2a
Coupon	5.48000%
Interest Paid	913,333.33
Principal Paid	0.00
Total Paid to A-2a Holders	913,333.33

Class A-2b
SOFR Rate	5.35353%
Coupon	5.78353%
Interest Paid	1,174,699.20
Principal Paid	0.00
Total Paid to A-2b Holders	1,174,699.20

Class A-3
Coupon	5.27000%
Interest Paid	1,881,829.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,881,829.17

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	4.0305494
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.4849806
Total Distribution Amount	34.5155300

A-1 Interest Distribution Amount	1.5451893
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	163.3332246
Total A-1 Distribution Amount	164.8784139

A-2a Interest Distribution Amount	4.5666667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.5666667

A-2b Interest Distribution Amount	5.1409155
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	5.1409155

A-3 Interest Distribution Amount	4.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.3916667

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	256.85
Noteholders' Third Priority Principal Distributable Amount	492.46
Noteholders' Principal Distributable Amount	250.69

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/24	3,080,896.88
Investment Earnings	13,787.43
Investment Earnings Paid	(13,787.43)
Deposit/(Withdrawal)	-
Balance as of 09/16/24	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88